Commitments and contingent liabilities (Tables)	12 Months Ended
Mar. 31, 2021
Commitments and contingent liabilities
Capital expenditures

Capital expenditures contracted at the balance sheet date but not yet provided for are as follows:

	March 31,
	2020	2021
	$ in thousands	$ in thousands

Construction in Xinxing, Guangdong, PRC	40	1,015

	40	1,015